MoA All America Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MoA All America Fund
Prospectus [Line Items]
Average Annual Return, Percent	19.12%	11.88%	10.60%
MoA All America Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.16%	8.49%	7.57%
MoA All America Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.51%	8.64%	7.61%